Stock-Based Compensation - Schedule of Other Equity Instruments (Detail) - Deferred Share Units [Member] - Board of Director [Member] - Equity	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of range of exercise prices of outstanding share options [Line Items]
Beginning balance	2,079,000	2,169,000
Issued	252,000	161,000
Reinvested	126,000	100,000
Redeemed	(75,000)	(345,000)
Forfeitures and cancellations	(9,000)	(6,000)
Ending balance	2,373,000	2,079,000